Revenue	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Revenue

5. Revenue

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Kellplant Proprietary Ltd	-	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	-	365,368
Consulting and management fee with affiliated companies	-	-	-	495,048
Non-affiliated company revenue	8,261	11,061	49,650	11,700
	8,261	11,061	49,650	506,748

Revenue is attributable to Hydromet consulting related to mineral beneficiation operations of affiliated companies and technical and laboratory services provided by Simulus. The affiliated entities invoiced in 2023 are joint venture entities of Lifezone. Lifezone Limited has a 50% interest in Kelltech Limited, a joint venture with Sedibelo Resources Limited. Lifezone Limited has an indirect 33.33% interest in Kelltechnology SA Proprietary Ltd (“KTSA”), a subsidiary of Kelltech Limited, and Kellplant Proprietary Ltd (“Kellplant”), a wholly owned subsidiary of KTSA as disclosed in detail in Note 25.

Non-affiliated company revenue of $8,261 and $49,650 for the three months and six months ending June 30, 2024, respectively, relates to third party customers of Simulus.